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                           Calamos(R) Family of Funds


            Supplement dated June 28, 1999 to Prospectus dated August
     1, 1998 and Statement of Additional Information dated August 10, 1998.


The information below supplements and replaces any contrary information contained in the Prospectus and Statement of Additional Information.

Effective June 28, 1999 please send any additional investments you wish to make by mail to:

                First Data Investor Services Group, Inc.
                211 South Gulph Road
                P.O. Box 61767
                King of Prussia, PA 19406

Effective June 28, 1999 additional investments made by bank wire should be sent using the following instructions:

                Boston Safe Deposit & Trust
                ABA#:   011001234
                Credit: (Insert Name of Your Fund)
                Acct#:  010308
                FBO:    (Insert Shareholder name and account number)

 Please note, when making an initial purchase by wire, you must first telephone the transfer agent at (800) 823-7386 to receive an account number.


                          INVESTORS SHOULD RETAIN THIS
                         SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE